Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.7%
U.S. Treasury Bill 0.000%, 3/19/20	$ 8,465	$8,438
U.S. Treasury Note
1.750%, 6/15/22	10,940	10,980
1.250%, 8/31/24	1,105	1,083
U.S. Treasury Notes 2.250%, 3/31/21	2,420	2,438
Total U.S. Government Securities (Identified Cost $22,946)		22,939

Foreign Government Securities—0.6%
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	200	216
Republic of Indonesia 144A 5.875%, 1/15/24(1)	755	853
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	654
Republic of South Africa
4.665%, 1/17/24	325	339
5.875%, 9/16/25	575	633
Republic of Turkey 6.350%, 8/10/24	200	209
Total Foreign Government Securities (Identified Cost $2,859)		2,904

Mortgage-Backed Securities—36.4%
Agency—0.8%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	34	35
Pool #AO5149 3.000%, 6/1/27	108	110
Pool #AL7532 3.000%, 11/1/27	459	471
Pool #AS5730 3.000%, 9/1/30	919	945
Pool #AS5927 3.000%, 10/1/30	428	441
Pool #MA0908 4.000%, 11/1/31	232	248
Pool #AC3654 5.000%, 10/1/39	151	166
Pool #AD3841 4.500%, 4/1/40	64	69
Pool #MA3663 3.500%, 5/1/49	1,424	1,463
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	1	1
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	3	3
Pool #780023 7.000%, 9/15/24	2	3
		3,955

Non-Agency—35.6%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	10	10
	Par Value	Value

Non-Agency—continued
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(2)	$475	$475
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,029	1,021
2018-C, A 144A 4.360%, 9/25/65(1)(2)	801	809
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	183	188
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	468	469
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	1,783	1,800
2018-3, A1 144A 3.649%, 9/25/48(1)(2)	2,123	2,148
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	1,759	1,785
Angel Oak Mortgage Trust LLC
2017-3, A1 144A 2.708%, 11/25/47(1)(2)	172	172
2019-3, A1 144A 2.930%, 5/25/59(1)(2)	1,925	1,929
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	1,572	1,590
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	866	881
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	1,471	1,489
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 3.190%, 5/15/35(1)(2)	1,100	1,097
Asset Backed Funding Certificates 2005-AQ1, A6 4.690%, 1/25/35(2)	20	20
Aventura Mall Trust
2013-AVM, A 144A 3.743%, 12/5/32(1)(2)	1,721	1,733
2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	1,130	1,138
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(2)	19	19
2005-1, 1A1 5.500%, 2/25/35	95	97
2006-2, 3A1 6.000%, 3/25/36	20	21
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	1,666	1,702
2004-24CB, 1A1 6.000%, 11/25/34	146	150
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.348%, 8/25/34(2)	320	323
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.072%, 7/25/36(1)(2)	211	202
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(2)	32	31
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	211	215
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	$503	$506
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	392	396
Bear Stearns ARM Trust 2004-9, 22A1 4.378%, 11/25/34(2)	300	309
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 2.915%, 5/15/29(1)(2)	835	834
Bunker Hill Loan Depositary Trust
2019-1, A1 144A 3.613%, 10/26/48(1)(2)	2,569	2,596
2019-2, A1 144A 2.879%, 7/25/49(1)(2)	1,663	1,667
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%) 144A 2.990%, 10/15/36(1)(2)	1,035	1,036
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.316%, 4/15/35(1)(2)	1,550	1,540
2018-GW, B (1 month LIBOR + 1.020%) 144A 2.760%, 5/15/35(1)(2)	1,265	1,260
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(2)	121	123
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.518%, 5/10/35(1)(2)	695	713
2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.660%, 12/15/36(1)(2)	1,200	1,197
2015-GC27, A4 2.878%, 2/10/48	1,200	1,226
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	108	118
2014-A, A 144A 4.000%, 1/25/35(1)(2)	236	243
2013-A, A 144A 3.000%, 5/25/42(1)(2)	517	509
2015-PS1, A1 144A 3.750%, 9/25/42(1)(2)	158	161
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)	1,162	1,163
2015-A, A1 144A 3.500%, 6/25/58(1)(2)	317	322
2018-RP3, A1 144A 3.250%, 3/25/61(1)(2)	784	792
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	1,759	1,795
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	414	415
2018-2, A1 144A 3.470%, 7/27/48(1)(2)	252	253
2018-3, A1 144A 3.692%, 10/26/48(1)(2)	862	866
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	1,089	1,095
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	342	342
	Par Value	Value

Non-Agency—continued
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	$411	$417
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(1)(2)	2,915	3,069
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	1,223	1,227
2018-1, A 144A 3.804%, 6/15/51(1)	649	670
2018-2, A 144A 4.026%, 11/15/52(1)	1,021	1,072
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	27	28
2003-AR30, 5A1 3.971%, 1/25/34(2)	130	132
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 2.720%, 5/15/36(1)(2)	1,455	1,458
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.041%, 4/25/43(1)(2)	380	379
2014-IVR2, A2 144A 3.750%, 4/25/44(1)(2)	525	531
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(2)	583	587
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(2)	90	89
2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	146	145
2017-2A, A1 144A 2.453%, 6/25/47(1)(2)	148	148
2017-3A, A3 144A 2.813%, 10/25/47(1)(2)	196	196
2018-2A, A1 144A 3.479%, 4/25/58(1)(2)	786	790
2018-3A, A1 144A 3.789%, 8/25/58(1)(2)	177	178
2019-1A, A1 144A 3.743%, 1/25/59(1)(2)	770	774
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	1,403	1,423
2019-1, A1 144A 2.934%, 6/25/59(1)(2)	1,134	1,139
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	1,159	1,158
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	567	573
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	404	406
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	462	471
2019-H1,A1 144A 2.657%, 10/25/59(1)(2)	1,411	1,411
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	1,828	1,837
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34(2)	18	18
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-12, AF3W 4.999%, 9/25/35(2)	$32	$33
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	254	262
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,070
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(2)	1,445	1,454
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	1,829	1,858
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	1,785	1,795
2019-3, A1 144A 2.675%, 11/25/59(1)(2)	2,338	2,331
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	64	63
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 4.107%, 8/25/35(2)	384	390
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-10, 21A1 4.127%, 1/25/35(2)	288	295
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.699%, 6/25/33(2)	128	130
2003-AR4, 2A1 4.074%, 8/25/33(2)	55	55
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	267	272
2014-C22, A4 3.801%, 9/15/47	1,695	1,799
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.362%, 6/25/29(1)(2)	859	866
2014-2, 2A2 144A 3.500%, 6/25/29(1)(2)	626	634
2006-A2, 4A1 4.692%, 8/25/34(2)	60	63
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	555	563
2015-1, AM1 144A 3.211%, 12/25/44(1)(2)	214	213
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	510	521
2015-5, A2 144A 3.172%, 5/25/45(1)(2)	308	308
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	818	835
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	796	792
2017-5, A1 144A 3.155%, 10/26/48(1)(2)	2,144	2,168
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	159	162
2018-8, A3 144A 4.000%, 1/25/49(1)(2)	237	240
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.540%, 5/15/36(1)(2)	1,040	1,039
	Par Value	Value

Non-Agency—continued
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	$1,195	$1,207
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	66	68
2004-4, 6A1 5.500%, 4/25/34	91	93
2004-7, 9A1 6.000%, 8/25/34	78	81
2005-2, 2A1 6.000%, 1/25/35	309	325
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	125	126
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.992%, 6/25/52(1)(2)(3)	1,040	1,040
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	1,255	1,294
Mill City Mortgage Loan Trust
2016-1, A1 144A 2.500%, 4/25/57(1)(2)	1,432	1,429
2017-1, A1 144A 2.750%, 11/25/58(1)(2)	1,090	1,091
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,602
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,656
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 2.440%, 11/15/34(1)(2)	1,080	1,077
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.077%, 6/25/44(1)(2)	346	344
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 2.660%, 8/15/34(1)(2)	1,278	1,278
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	102	104
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	1,700	1,754
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.542%, 1/25/48(1)(2)	1,285	1,282
2018-NQM1,A1 144A 3.986%, 11/25/48(1)(2)	836	844
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(2)	1,986	1,996
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	1,068	1,104
2014-2A, A3 144A 3.750%, 5/25/54(1)(2)	103	106
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	877	904
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	1,262	1,302
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	730	752
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	715	737
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	2,943	3,038
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	$1,310	$1,365
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	1,823	1,888
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(2)	1,365	1,358
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 3.517%, 3/25/35(2)	726	731
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	1,316	1,328
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	432	444
2018-1, A2 (1 month LIBOR + 0.650%) 144A 2.442%, 6/25/57(1)(2)	665	661
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(2)	1,074	1,081
Pretium Mortgage Credit Partners I LLC
2019-NPL3, A1 144A 3.105%, 7/27/59(1)(2)	1,495	1,494
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(2)	687	688
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	689
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,768
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	672
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	1,663	1,667
2019-2A, A1 144A 3.967%, 4/25/24(1)(2)	914	916
2019-GS1, A1 144A 3.500%, 10/25/24(1)(2)	689	688
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(2)	1,379	1,380
2019-2, A1 144A 3.475%, 11/25/24(1)(2)	1,018	1,016
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(2)	902	912
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	528	529
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(1)(2)	1,446	1,430
Sequoia Mortgage Trust
2015-4, A1 144A 3.000%, 11/25/30(1)(2)	1,750	1,780
2018-CH2, A12 144A 4.000%, 6/25/48(1)(2)	1,657	1,668
SG Residential Mortgage Trust 2019-3,A1 144A 2.703%, 9/25/59(1)(2)	1,477	1,474
Spruce Hill Mortgage Loan Trust 2019-SH1, A1 144A 3.395%, 4/29/49(1)(2)	1,741	1,750
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(2)	2,213	2,228
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	1,648	1,660
	Par Value	Value

Non-Agency—continued
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 2.690%, 1/17/35(1)(2)	$638	$637
Structured Adjustable Rate Mortgage Loan Trust
2004-1, 6A 4.256%, 2/25/34(2)	384	391
2004-4, 3A1 4.373%, 4/25/34(2)	67	70
2004-4, 3A2 4.373%, 4/25/34(2)	323	335
2004-14, 7A 4.162%, 10/25/34(2)	126	128
Structured Asset Securities Corp. 2003-37A, 2A 4.166%, 12/25/33(2)	76	78
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.271%, 11/25/33(2)	202	205
Sutherland Commercial Mortgage Loans 2018-SBC7, A 144A 4.720%, 5/25/39(1)(2)	666	669
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 2.412%, 6/25/44(2)	1,043	1,042
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.692%, 4/25/48(1)(2)	809	808
2015-3, A1B 144A 3.000%, 3/25/54(1)(2)	195	195
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	342	342
2015-5, A1B 144A 2.750%, 5/25/55(1)(2)	402	402
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	275	279
2016-2, A1 144A 3.000%, 8/25/55(1)(2)	1,523	1,536
2016-3, A1 144A 2.250%, 4/25/56(1)(2)	518	517
2016-4, A1 144A 2.250%, 7/25/56(1)(2)	911	905
2017-1, A1 144A 2.750%, 10/25/56(1)(2)	1,669	1,680
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	598	615
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	669	694
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	1,578	1,600
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	828	834
2019-MH1, A1 144A 3.000%, 11/25/58(1)(2)	1,262	1,268
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	775	774
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(2)	710	709
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	59	59
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	727	729
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	$744	$745
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	905	910
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(2)	892	892
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(2)	82	82
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	395	393
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	1,473	1,473
2018-INV1, A3 144A 4.052%, 3/25/58(1)(2)	413	417
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	2,261	2,274
2018-2, B1 144A 4.426%, 6/1/58(1)(2)	445	449
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	1,088	1,099
2019-2, A1 144A 3.211%, 5/25/59(1)(2)	827	832
2019-INV2, A1 144A 2.913%, 7/25/59(1)(2)	461	464
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	852	857
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,035	1,088
2015-LC20, A5 3.184%, 4/15/50	1,030	1,068
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 4.991%, 7/25/34(2)	114	114
2004-U, A1 4.623%, 10/25/34(2)	38	38
		174,123

Total Mortgage-Backed Securities (Identified Cost $176,821)		178,078

Asset-Backed Securities—31.9%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	920	923
Automobiles—18.2%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	29	29
2019-1, A 144A 3.750%, 5/20/22(1)	967	972
2019-2, A 144A 2.820%, 2/21/23(1)	1,297	1,299
	Par Value	Value

Automobiles—continued
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(1)	$160	$160
2018-3, C 144A 3.750%, 10/15/24(1)	1,090	1,097
2018-4, C 144A 3.970%, 1/13/25(1)	1,110	1,124
2019-1, C 144A 3.500%, 4/14/25(1)	1,200	1,216
2019-2, C 144A 3.170%, 6/12/25(1)	1,040	1,050
AmeriCredit Automobile Receivables Trust
2015-4, C 2.880%, 7/8/21	206	206
2016-4, C 2.410%, 7/8/22	725	727
2017-1, C 2.710%, 8/18/22	915	920
2018-1, D 3.820%, 3/18/24	975	1,009
2019-1, C 3.360%, 2/18/25	1,200	1,230
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	239	239
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	910	913
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	800	808
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,129
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	650	650
2016-1, B 3.430%, 2/15/22	785	790
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	927
CarMax Auto Owner Trust
2016-2, B 2.160%, 12/15/21	750	750
2017-1, B 2.540%, 9/15/22	900	905
2019-1, C 3.740%, 1/15/25	1,175	1,216
CarNow Auto Receivables Trust
2017-1A, A 144A 2.920%, 9/15/22(1)	15	15
2019-1A, A 144A 2.720%, 11/15/22(1)	961	962
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,222
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,576
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	185	185
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	723	723
CPS Auto Receivables Trust
2017-D, B 144A 2.430%, 1/18/22(1)	433	433
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-C, D 144A 4.400%, 6/17/24(1)	$905	$932
2018-D, D 144A 4.340%, 9/16/24(1)	1,450	1,490
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	1,680	1,686
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,178
Drive Auto Receivables Trust
2.900%, 8/15/25	1,255	1,268
2017-AA, C 144A 2.980%, 1/18/22(1)	57	57
2018-4, D 4.090%, 1/15/26	220	226
2019-1, C 3.780%, 4/15/25	1,175	1,195
2019-4, C 2.510%, 11/17/25	1,120	1,121
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(1)	907	910
2018-3A, C 144A 3.790%, 7/15/24(1)	2,070	2,103
2019-1A, C 144A 3.610%, 11/15/24(1)	800	813
2019-2A, B 144A 2.990%, 4/17/23(1)	1,040	1,047
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,053
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,388
Exeter Automobile Receivables Trust
2016-3A, B 144A 2.840%, 8/16/21(1)	20	20
2017-1A, B 144A 3.000%, 12/15/21(1)	92	92
2017-3A, B 144A 2.810%, 9/15/22(1)	492	493
2018-1A, C 144A 3.030%, 1/17/23(1)	2,200	2,208
2018-2A, C 144A 3.690%, 3/15/23(1)	915	924
2018-3A, C 144A 3.710%, 6/15/23(1)	1,105	1,120
2019-1A, C 144A 3.820%, 12/16/24(1)	1,165	1,190
2019-3A, C 144A 2.790%, 5/15/24(1)	1,060	1,066
2019-4A, C 144A 2.440%, 9/16/24(1)	1,370	1,363
First Investors Auto Owner Trust
2016-2A, C 144A 2.530%, 7/15/22(1)	1,490	1,491
2017-1A, D 144A 3.600%, 4/17/23(1)	880	893
2017-2A, B 144A 2.650%, 11/15/22(1)	900	902
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,200
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,255
	Par Value	Value

Automobiles—continued
Flagship Credit Auto Trust
2015-2, C 144A 4.080%, 12/15/21(1)	$328	$329
2016-2, B 144A 3.840%, 9/15/22(1)	839	841
2016-3, D 144A 3.890%, 11/15/22(1)	1,635	1,664
2019-1, C 144A 3.600%, 2/18/25(1)	1,400	1,435
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,270
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A 2.870%, 10/15/21(1)	49	49
2017-1, B 144A 3.050%, 12/15/22(1)	855	859
2018-1, C 144A 3.680%, 8/15/23(1)	910	922
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,269
2019-2A, B 144A 3.320%, 3/15/24(1)	1,240	1,261
2019-3A, B 144A 2.720%, 6/17/24(1)	1,285	1,286
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,402
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	560	562
2018-1A, A 144A 2.820%, 7/15/22(1)	276	277
2018-3A, C 144A 4.180%, 7/15/24(1)	1,340	1,377
GM Financial Consumer Automobile 2017-1A, B 144A 2.300%, 6/16/23(1)	915	918
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(1)	735	736
2015-3A, A 144A 2.670%, 9/25/21(1)	925	928
2016-4A, A 144A 2.650%, 7/25/22(1)	2,140	2,151
2019-1A, A 144A 3.710%, 3/25/23(1)	970	995
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	925	927
2018-1A, C 144A 3.850%, 10/14/25(1)	1,030	1,053
Santander Drive Auto Receivables Trust
2016-1, C 3.090%, 4/15/22	67	67
2017-1, C 2.580%, 5/16/22	415	416
2018-2, C 3.350%, 7/17/23	920	930
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	1,115	1,112
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(1)	925	945
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	877	888
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	$1,035	$1,046
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	825	834
Westlake Automobile Receivables Trust
2017-2A, C 144A 2.590%, 12/15/22(1)	729	729
2018-1A, C 144A 2.920%, 5/15/23(1)	1,733	1,738
2018-2A, D 144A 4.000%, 1/16/24(1)	1,285	1,314
2018-3A, C 144A 3.610%, 10/16/23(1)	1,348	1,367
		89,063

Consumer Loans—0.8%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	1,286	1,287
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	1,310	1,310
Upstart Securitization Trust 2019-3, A 144A 2.684%, 1/21/30(1)	1,435	1,434
		4,031

Equipment—0.8%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,361
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/15/26(1)	1,205	1,202
Pawnee Equipment Receivables Series LLC 2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,352
		3,915

Other—11.2%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	688	692
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	889	903
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	470	474
2019-A, A 144A 3.140%, 7/16/40(1)	1,522	1,526
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	490	502
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	492	494
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	412	412
2019-A, A 144A 3.280%, 9/26/33(1)	1,069	1,090
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	14	14
	Par Value	Value

Other—continued
2013-A, A 144A 3.010%, 12/4/28(1)	$557	$555
2015-A, A 144A 2.880%, 5/2/30(1)	159	158
CCG Receivables Trust
2018-1, A2 144A 2.500%, 6/16/25(1)	1,291	1,294
2019-1, B 144A 3.220%, 9/14/26(1)	1,030	1,050
2019-2, B 144A 2.550%, 3/15/27(1)	1,185	1,183
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	306	308
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	946	946
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	380	382
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,125	1,140
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	298	298
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	842	850
2019-1A, B 144A 3.530%, 2/20/32(1)	1,140	1,138
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	746	749
2019-1A, A 144A 3.860%, 11/15/34(1)	901	914
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	1,370	1,366
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	102	102
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(1)	870	872
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	1,368	1,376
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	63	63
2017-AA, A 144A 2.660%, 12/26/28(1)	387	388
2018-AA, A 144A 3.540%, 2/25/32(1)	858	882
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	1,345	1,360
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,425	1,464
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,050
Marlette Funding Trust
2018-3A, A 144A 3.200%, 9/15/28(1)	204	205
2019-2A, A 144A 3.130%, 7/16/29(1)	856	862
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	1,299	1,290
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	$118	$118
2016-1A, A 144A 2.250%, 12/20/33(1)	565	561
2017-1A, A 144A 2.420%, 12/20/34(1)	488	489
2019-1A, A 144A 2.890%, 11/20/36(1)	1,114	1,128
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	1,195	1,194
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,895	1,923
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	916
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	252
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	125	126
2018-A, A 144A 3.100%, 11/8/30(1)	185	186
2019-A, B 144A 3.360%, 4/9/38(1)	1,017	1,027
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(1)	1,245	1,253
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	425	428
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	127	127
2016-2A, A 144A 2.330%, 7/20/33(1)	165	165
2018-2A, A 144A 3.500%, 6/20/35(1)	434	441
2019-1A, B 144A 3.420%, 1/20/36(1)	788	799
2019-2A, B 144A 2.820%, 5/20/36(1)	847	851
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	1,094	1,093
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	247	247
2017-1, A 144A 3.280%, 1/26/26(1)	385	386
2017-5, A2 144A 2.780%, 9/25/26(1)	406	407
2017-6, A2 144A 2.820%, 11/25/26(1)	679	681
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	2,160	2,173
2018-3, A1 144A 3.200%, 8/25/27(1)	50	50
2019-3, A 144A 2.900%, 5/25/28(1)	907	913
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	229	229
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	1,170	1,249
	Par Value	Value

Other—continued
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	$912	$912
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	536	538
Upstart Securitization Trust
2017-2, B 144A 3.748%, 3/20/25(1)	332	333
2019-1, A 144A 3.450%, 4/20/26(1)	884	885
2019-2, A 144A 2.897%, 9/20/29(1)	1,074	1,077
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	484	483
2017-A, A 144A 2.330%, 3/20/35(1)	459	459
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	33	33
2015-AA, A 144A 2.790%, 6/16/31(1)	823	824
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	346	347
2018-1A, A 144A 3.380%, 12/20/31(1)	993	1,003
		54,658

Student Loan—0.7%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	409	406
2019-AGS, A1 144A 2.540%, 1/25/47(1)	1,375	1,361
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	15	15
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	323	323
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	920	922
SoFi Professional Loan Program LLC
2015-A, A2 144A 2.420%, 3/25/30(1)	48	48
2016-A, A2 144A 2.760%, 12/26/36(1)	187	187
		3,262

Total Asset-Backed Securities (Identified Cost $154,764)		155,852

Corporate Bonds and Notes—20.5%
Communication Services—1.5%
AT&T, Inc.
(3 month LIBOR + 0.890%) 2.799%, 2/15/23(2)	475	479
(3 month LIBOR + 1.180%) 3.067%, 6/12/24(2)	805	819
Crown Castle International Corp. 4.875%, 4/15/22	930	985
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	$470	$475
Discovery Communications LLC 3.300%, 5/15/22	1,320	1,354
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	190	199
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	1,050	1,059
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	467	481
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.010%, 5/15/25(2)	1,226	1,254
		7,105

Consumer Discretionary—1.1%
Aptiv Corp. 4.150%, 3/15/24	735	778
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	735	772
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,197
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	678
3.200%, 7/6/21	975	988
GLP Capital LP 5.250%, 6/1/25	640	702
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	190
		5,305

Consumer Staples—0.9%
Altria Group, Inc. 3.800%, 2/14/24	1,031	1,085
BAT Capital Corp. (3 month LIBOR + 0.880%) 2.790%, 8/15/22(2)	1,030	1,035
Campbell Soup Co.
3.300%, 3/15/21	225	228
3.650%, 3/15/23	995	1,036
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,173
		4,557

Energy—1.5%
Boardwalk Pipelines LP 4.950%, 12/15/24	630	681
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	870	884
Energy Transfer Operating LP 4.250%, 3/15/23	380	397
Energy Transfer Partners LP 4.500%, 11/1/23	310	328
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	1,029
144A 5.625%, 11/15/23(1)	305	338
MPLX LP 144A 3.500%, 12/1/22(1)	1,000	1,029
Petroleos Mexicanos 4.625%, 9/21/23	855	892
	Par Value	Value

Energy—continued
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	$1,475	$1,584
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	240	246
		7,408

Financials—8.1%
AerCap Ireland Capital DAC 3.950%, 2/1/22	1,085	1,121
Ares Capital Corp. 3.500%, 2/10/23	740	751
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,093
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(4)(5)	520	551
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	435	444
Bank of America Corp.
4.200%, 8/26/24	2,155	2,313
3.950%, 4/21/25	420	448
(3 month LIBOR + 0.770%) 2.661%, 2/5/26(2)	705	704
Brookfield Finance, Inc. 3.900%, 1/25/28	715	769
Capital One N.A. 2.950%, 7/23/21	1,085	1,100
Citadel LP 144A 4.875%, 1/15/27(1)	450	473
Citigroup, Inc.
3.200%, 10/21/26	715	741
(3 month LIBOR + 1.250%) 3.159%, 7/1/26(2)	1,080	1,108
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	949
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	351
3.000%, 4/26/22	900	911
4.250%, 10/21/25	715	776
3.850%, 1/26/27	865	920
(3 month LIBOR + 1.750%) 3.686%, 10/28/27(2)	2,015	2,102
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	589	596
HSBC Holdings plc
2.950%, 5/25/21	860	871
(3 month LIBOR + 1.500%) 3.543%, 1/5/22(2)	476	485
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	256
ICAHN Enterprises LP 6.250%, 5/15/26	1,060	1,129
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	370	376
(3 month LIBOR + 0.750%) 2.654%, 11/8/20(2)	370	371
JPMorgan Chase & Co. 3.875%, 9/10/24	1,260	1,348
Lincoln National Corp.
4.200%, 3/15/22	470	490
(3 month LIBOR + 2.040%) 4.006%, 4/20/67(2)(6)	75	63
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(1)	$650	$653
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	567
Morgan Stanley
4.100%, 5/22/23	730	771
3.875%, 4/29/24	655	696
(3 month LIBOR + 0.930%) 2.883%, 7/22/22(2)	725	732
Navient Corp. 5.875%, 10/25/24	810	867
Prudential Financial, Inc. 5.625%, 6/15/43(6)	1,168	1,256
Santander Holdings USA, Inc.
4.450%, 12/3/21	932	968
3.700%, 3/28/22	735	755
3.500%, 6/7/24	840	864
SBA Tower Trust
144A 3.156%, 10/8/20(1)	750	751
144A 2.877%, 7/9/21(1)	800	802
144A 3.168%, 4/11/22(1)	730	737
Synchrony Financial 4.375%, 3/19/24	1,220	1,301
Toronto-Dominion Bank (The) 2.650%, 6/12/24	723	740
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	808
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	404
Wells Fargo & Co.
3.750%, 1/24/24	870	919
(3 month LIBOR + 1.230%) 3.157%, 10/31/23(2)	1,175	1,196
		39,397

Health Care—1.6%
AbbVie, Inc.
2.300%, 5/14/21	495	497
3.375%, 11/14/21	99	102
3.200%, 11/6/22	45	46
2.850%, 5/14/23	495	505
Allergan Funding SCS 3.000%, 3/12/20	85	85
Anthem, Inc. 2.375%, 1/15/25	665	665
CVS Health Corp. (3 month LIBOR + 0.720%) 2.605%, 3/9/21(2)	265	267
HCA, Inc. 5.375%, 2/1/25	570	630
Mylan NV 3.950%, 6/15/26	955	995
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	437
Takeda Pharmaceutical Co. Ltd. 4.000%, 11/26/21	895	925
Tenet Healthcare Corp. 4.625%, 7/15/24	550	563
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	1,200	1,225
	Par Value	Value

Health Care—continued
(3 month LIBOR + 0.750%) 2.653%, 3/19/21(2)	$1,100	$1,100
		8,042

Industrials—1.0%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	548	561
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	1,257	1,310
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,403
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	895	944
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	445	482
		4,700

Information Technology—1.2%
Broadcom Corp. 2.375%, 1/15/20	1,170	1,170
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	1,315	1,367
Dell International LLC 144A 4.000%, 7/15/24(1)	395	413
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	900	922
2.250%, 4/1/23	660	659
(3 month LIBOR + 0.720%) 2.763%, 10/5/21(2)	145	145
VMware, Inc. 2.950%, 8/21/22	1,295	1,320
		5,996

Materials—0.8%
Celanese US Holdings LLC 3.500%, 5/8/24	715	739
DuPont de Nemours, Inc.
3.766%, 11/15/20	146	148
(3 month LIBOR + 0.710%) 2.620%, 11/15/20(2)	243	244
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	1,140	1,188
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(1)	312	345
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	300	316
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	365	366
144A 3.933%, 4/23/21(1)	365	371
		3,717

Real Estate—0.7%
Corporate Office Properties LP 3.700%, 6/15/21	220	223
iStar, Inc.
5.250%, 9/15/22	380	390
4.250%, 8/1/25	710	718
Office Properties Income Trust 4.150%, 2/1/22	915	937
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Service Properties Trust
4.500%, 6/15/23	$420	$436
4.650%, 3/15/24	430	448
4.350%, 10/1/24	455	467
		3,619

Utilities—2.1%
CenterPoint Energy, Inc. 3.850%, 2/1/24	1,260	1,328
DTE Energy Co. 2.529%, 10/1/24	1,074	1,078
Exelon Corp.
2.850%, 6/15/20	805	807
3.497%, 6/1/22	1,046	1,074
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,281	1,323
PNM Resources, Inc. 3.250%, 3/9/21	810	819
PSEG Power LLC 3.850%, 6/1/23	1,022	1,072
Southern Co. (The) 2.950%, 7/1/23	920	943
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	757
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	1,040	1,053
		10,254

Total Corporate Bonds and Notes (Identified Cost $97,858)		100,100

Leveraged Loans(2)—3.0%
Aerospace—0.3%
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 4.718%, 12/11/26	420	424
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.299%, 5/30/25	229	229
2018, Tranche F (1 month LIBOR + 2.500%) 4.299%, 6/9/23	722	724
		1,377

Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 5.250%, 7/16/21(3)(7)	1	—
Financial—0.0%
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 3.799%, 12/27/22	188	189
Food / Tobacco—0.2%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 3.549%, 3/28/24	212	213
Tranche B-3 (1 month LIBOR + 1.750%) 3.549%, 3/11/25	345	346
	Par Value	Value

Food / Tobacco—continued
Tranche B-4 (3 month LIBOR + 1.750%) 0.000%, 1/27/27(8)	$215	$216
		775

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 4.215%, 7/1/26	726	727
Gaming / Leisure—0.4%
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 3.853%, 9/15/23	525	528
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.049%, 4/18/24	607	609
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.542%, 6/22/26	578	581
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.300%, 6/8/23	353	355
		2,073

Healthcare—0.6%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.490%, 11/27/25	174	175
(1 month LIBOR + 3.000%) 4.740%, 6/2/25	409	412
HCA, Inc. Tranche B-13 (1 month LIBOR + 1.750%) 3.549%, 3/18/26	1,775	1,783
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.695%, 6/11/25	526	528
Select Medical Corp. Tranche B (6 month LIBOR + 2.500%) 4.580%, 3/6/25	115	115
		3,013

Information Technology—0.2%
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 3.800%, 9/19/25	819	824
Manufacturing—0.0%
NCR Corp. (1 month LIBOR + 2.500%) 4.300%, 8/28/26	132	133
Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 4.452%, 9/18/26	670	673
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC
2018 (1 month LIBOR + 2.250%) 3.990%, 1/15/26	740	740
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
2019 (1 month LIBOR + 2.500%) 4.240%, 4/15/27	$279	$280
		1,020

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.049%, 2/28/25	310	310
Media / Telecom - Telecommunications—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.550%, 2/1/27	821	825
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 3.549%, 3/1/27	440	442
		1,267

Media / Telecom - Wireless Communications—0.2%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.049%, 4/4/26	329	331
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 3.550%, 4/11/25	399	400
		731

Service—0.2%
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 3.549%, 11/16/26	768	771
Transportation - Automotive—0.0%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 3.906%, 12/30/26	155	156
Utility—0.1%
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 3.970%, 12/31/20	345	345
(4 month LIBOR + 2.250%) 2.250%, 12/31/20(9)	115	115
		460

Total Leveraged Loans (Identified Cost $14,436)		14,499

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	1,380(10)	1,394
Citigroup, Inc. Series T, 6.250%	1,020(10)	1,159
JPMorgan Chase & Co. Series Z, 5.300%	1,155(10)	1,164
	Shares	Value
Financials—continued
Wells Fargo & Co. Series K, 5.664%	174(10)	$176
		3,893

Total Preferred Stocks (Identified Cost $3,760)		3,893

Total Long-Term Investments—97.9% (Identified Cost $473,444)		478,265(11)

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(12)	5,862,480	5,862
Total Short-Term Investment (Identified Cost $5,862)		5,862

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(12)(13)	553,250	553
Total Securities Lending Collateral (Identified Cost $553)		553

TOTAL INVESTMENTS—99.2% (Identified Cost $479,859)		$484,680
Other assets and liabilities, net—0.8%		3,994
NET ASSETS—100.0%		$488,674

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $326,073 or 66.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
(6)	Interest payments may be deferred.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after December 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Value shown as par value.
(11)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$155,852	$—	$155,852	$—
Corporate Bonds and Notes	100,100	—	100,100	—
Foreign Government Securities	2,904	—	2,904	—
Leveraged Loans	14,499	—	14,499	—(1)
Mortgage-Backed Securities	178,078	—	177,038	1,040
U.S. Government Securities	22,939	—	22,939	—
Equity Securities:
Preferred Stocks	3,893	—	3,893	—
Securities Lending Collateral	553	553	—	—
Money Market Mutual Fund	5,862	5,862	—	—
Total Investments	$484,680	$6,415	$477,225	$1,040

(1)	Includes internally fair valued securities currently priced at $0.
Securities held by the Fund with an end of period value of $2,565 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2019:	$3,678	$3,678	$—(e)
Accrued discount/(premium)	—(a)	—(a)	—
Change in unrealized appreciation (depreciation)(b)	(8)	(8)	—
Sales(c)	(65)	(65)	—
Transfers from Level 3(d)	(2,565)	(2,565)	—
Balance as of December 31, 2019	$1,040(e)	$1,040	—(e)
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2019, was $0.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of December 31, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(e) Includes internally fair valued security currently priced at $0.
See Notes to Schedule of Investments

NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.